Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Total current liabilities	¥ 252,782	¥ 262,243
Liabilities, Noncurrent	¥ 20,973	¥ 12,163
Common stock, shares authorized	20,000,000,000	20,000,000,000
Treasury stock, shares	188,575,190	188,575,190
Common Class A [Member]
Common stock, shares issued	1,208,831,222	1,208,831,222
Common stock, shares outstanding	1,020,256,032	1,020,256,032
Common Class B [Member]
Common stock, shares issued	949,960,000	949,960,000
Common stock, shares outstanding	949,960,000	949,960,000
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities | ¥	¥ 118,420	¥ 157,120
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Noncurrent | ¥		¥ 223